Schedule of share capital (Details) - USD ($)	11 Months Ended	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Issued and fully paid, ordinary shares	1
Issued and fully paid, amount	$ 1
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Issued and fully paid, ordinary shares		58,041,998	46,698,702
Issued and fully paid, ordinary shares amount		$ 13,531,607	$ 11,127,521
Issuance of shares during the financial year, shares		1	140,040
Issuance of shares during the financial year			$ 2,404,086
Subdivision of shares during the financial year, shares			11,203,256
Subdivision of shares during the financial year, value
Adjustment on acquisition of subsidiaries shares		(58,041,998)
Adjustment on acquisition of subsidiaries shares		58,041,998
Adjustment on acquisition of subsidiaries value		$ (13,531,607)
Adjustment on acquisition of subsidiaries value		$ 13,531,607
Issuance of shares pursuant to investment of combining entities shares		58,041,990
Issuance of shares pursuant to investment of combining entities value		$ 580
Issued and fully paid, ordinary shares	58,041,991	58,041,991	58,041,998
Issued and fully paid, ordinary shares amount	$ 580	$ 580	$ 13,531,607
Alps Global Holding Pubco [Member]
IfrsStatementLineItems [Line Items]
Issued and fully paid, ordinary shares amount	$ 1	1
Current Stated [Member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Issued and fully paid, ordinary shares			58,041,998
Issued and fully paid, ordinary shares amount		$ 13,531,607
Issued and fully paid, ordinary shares	58,041,998	58,041,998
Issued and fully paid, ordinary shares amount	$ 13,531,607	$ 13,531,607	$ 13,531,607
Current Stated [Member] | Alps Global Holding Pubco [Member]
IfrsStatementLineItems [Line Items]
Issued and fully paid, ordinary shares			1
Issued and fully paid, ordinary shares amount		$ 1
Issued and fully paid, ordinary shares	1	1
Issued and fully paid, ordinary shares amount	$ 1	$ 1	$ 1